RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ (28,773,464)	$ (36,250,730)
Estimated share of loss	(562,650)	(661,736)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	27,893,359	32,676,601
Impairment loss in investment in operating limited partnerships	(4,659,927)	(7,980,878)
Historic tax credits	5,325,806	5,325,806
Other	776,876	6,890,937
Investments in operating limited partnerships - as reported	0	0
Series Fifteen [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(6,939,252)	(8,528,309)
Estimated share of loss	(76,193)	(99,993)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,350,536	7,704,240
Impairment loss in investment in operating limited partnerships	(747,267)	(767,819)
Historic tax credits	0	0
Other	1,412,176	1,691,881
Investments in operating limited partnerships - as reported	0	0
Series Sixteen [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(10,360,889)	(12,305,968)
Estimated share of loss	0	0
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	8,177,820	9,746,456
Impairment loss in investment in operating limited partnerships	(1,326,748)	(1,489,694)
Historic tax credits	1,844,836	1,844,836
Other	1,664,981	2,204,370
Investments in operating limited partnerships - as reported	0	0
Series Seventeen [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(4,434,830)	(6,703,522)
Estimated share of loss	(230,032)	(268,254)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,187,226	5,255,229
Impairment loss in investment in operating limited partnerships	(1,311,848)	(1,566,308)
Historic tax credits	1,100,310	1,100,310
Other	(310,826)	2,182,545
Investments in operating limited partnerships - as reported	0	0
Series Eighteen [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(4,780,042)	(6,559,360)
Estimated share of loss	(237,589)	(274,653)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,062,616	6,299,282
Impairment loss in investment in operating limited partnerships	(963,351)	(2,656,687)
Historic tax credits	2,062,333	2,062,333
Other	(1,143,967)	1,129,085
Investments in operating limited partnerships - as reported	0	0
Series Nineteen [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(2,258,451)	(2,153,571)
Estimated share of loss	(18,836)	(18,836)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,115,161	3,671,394
Impairment loss in investment in operating limited partnerships	(310,713)	(1,500,370)
Historic tax credits	318,327	318,327
Other	(845,488)	(316,944)
Investments in operating limited partnerships - as reported	$ 0	$ 0